Related Party Transactions and Balances (Details) - Schedule of Related Party Transactions - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
TP HK [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties transactions		Rental expenses			Rental expenses
Related parties transactions, amount		$ 13,812		$ 13,848	$ 27,696		$ 37,062
Balance with related parties		Amount due to the related party	[1]		Amount due to the related party	[2],[3]
Balance with related parties, amount		$ 78,021	[1]		$ 68,992	[1],[2],[3]		[2],[3]
TPEV HK [Member]
Schedule of Related Parties Transactions [Line Items]
Balance with related parties	[2]				Amount due to the related party
Balance with related parties, amount	[2]						233,401
Mr. Wellen Sham [Member]
Schedule of Related Parties Transactions [Line Items]
Balance with related parties		Amount due to the related party	[4]		Amount due to the related party	[2],[5]
Balance with related parties, amount		$ 610,000	[4]			[2],[4],[5]	133,503	[2],[5]
Related Party [Member]
Schedule of Related Parties Transactions [Line Items]
Balance with related parties, amount		$ 978,021			$ 68,992		$ 366,904

[1]	The balance due to TP HK represented the payments made by TP HK on behalf of TP Holdings regarding the office rental fee and employee salary expenses. The balance is interest free and is repayable on demand.
[2]	As disclosed in Note 7, the outstanding balances due to TP HK and Mr. Wellen Sham as of June 30, 2023 were settled by issuance of 17,008,312 of the Company’s common stocks. As of December 31, 2023, the Company had a balance of $68,992 due to TP HK arising from transactions during the six months ended December 31, 2023.
[3]	The balance due to TP HK represented the payments made by TP HK on behalf of the Company regarding the office rental fee and employee salary expenses. The balance is interest free and is repayable on demand.
[4]

The balance due to Mr. Wellen Sham represented the promissory notes of $610,000 for extension of FLFV. The balance due to Ms. Ling Houng Sham represented promissory notes of $100,000 for extension of FLFV.

Among the promissory notes issued to Mr. Wellen Sham, $260,000 of which bear interest rate of 8% per annum and were payable on June 21, 2024, and $350,000 of which bear interest rate of 10% and is payable on September 19, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Mr. Wellen Sham.

The promissory notes issued to Ms. Ling Houng Sham bear interest rate of 8% per annum and are payable on June 21, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Ms. Ling Houng Sham.

[5]	During the year ended December 31, 2023, the Company, TPEV HK and TP HK entered into a three-party agreement, pursuant to which TP HK assumed the Company’s outstanding balance due to TPEV HK. As of December 31, 2023, the Company had no balances due to TPEV HK.